Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	LCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the year ended July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Leader Capital Short Term High Yield Bond Fund Investor Class shares returned 11.76% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

What factors influenced performance during the past year?

●	The Fund’s fixed income strategy was positioned to balance risk and reward. In a high-interest rate environment, with a stable economy, relatively low unemployment, and tight credit spreads, we positioned the portfolio in the short end of the yield curve, with floating-rate securities such as CLOs serving as key contributors.

●	As the Fund’s investment advisor, our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors

Flagstar Financial, Inc.
Marathon CLO XIII Ltd.

 Octagon 69 Ltd.

 Canyon Capital CLO, Ltd.
Guggenheim 1828 CLO LLC

Top 5 Detractors

VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
DRSLF 2016-45A ER

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class shares	11.76%	8.10%	3.10%
Bloomberg U.S. Aggregate Bond Index(1)	3.38%	(1.07)%	1.66%
ICE BofA 1-3 Year US Corporate & Government Index	4.70%	1.56%	1.85%

(1)	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Net Assets	$ 154,336,325
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 792,537
Investment Company, Portfolio Turnover	182.71%
Additional Fund Statistics [Text Block]
What are some Fund statistics?
Fund Statistics
Total Net Assets	$154,336,325
Number of Portfolio Holdings	72
Investment Advisory Fees Paid	$792,537
Portfolio Turnover Rate	182.71%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	88.35%
Financial	4.28%
Mortgage-Backed Securities	3.12%
Energy	1.65%
Cash and Cash Equivalents	1.18%
Government	0.26%
Closed-End Fund	0.12%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Octagon 69 Ltd.	3.94%
OZLM XIV Ltd.	3.51%
Flagstar Financial, Inc.	3.17%
Allegro CLO V-S Ltd.	3.15%
Dryden 45 Senior Loan Fund	3.15%
HONO 2021-LULU Mortgage Trust	3.12%
Bain Capital Credit CLO 2019-1	2.62%
Elevation CLO 2021-12 Ltd.	2.61%
Dryden 95 CLO Ltd.	2.59%
Parallel 2021-2 Ltd.	2.57%

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	LCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the year ended July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.
Expenses [Text Block]

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of a
	investment	$10,000 investment
Institutional Class shares	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Leader Capital Short Term High Yield Bond Fund Institutional Class shares returned 11.62% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

What factors influenced performance during the past year?

•	The Fund’s fixed income strategy was positioned to balance risk and reward. In a high-interest rate environment, with a stable economy, relatively low unemployment, and tight credit spreads, we positioned the portfolio in the short end of the yield curve, with floating-rate securities such as CLOs serving as key contributors.

•	As the Fund’s investment advisor, our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Flagstar Financial, Inc.
Marathon CLO XIII Ltd.
Octagon 69 Ltd.
Canyon Capital CLO, Ltd.
Guggenheim 1828 CLO LLC

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
DRSLF 2016-45A ER

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2025
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class shares	11.62%	8.09%	3.36%
Bloomberg U.S. Aggregate Bond Index(1)	3.38%	(1.07)%	1.66%
ICE BofA 1-3 Year US Corporate & Government Index	4.70%	1.56%	1.85%

(1)	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Net Assets	$ 154,336,325
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 792,537
Investment Company, Portfolio Turnover	182.71%
Additional Fund Statistics [Text Block]
What are some Fund statistics?
Fund Statistics
Total Net Assets	$154,336,325
Number of Portfolio Holdings	72
Investment Advisory Fees Paid	$792,537
Portfolio Turnover Rate	182.71%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	88.35%
Financial	4.28%
Mortgage-Backed Securities	3.12%
Energy	1.65%
Cash and Cash Equivalents	1.18%
Government	0.26%
Closed-End Fund	0.12%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Octagon 69 Ltd.	3.94%
OZLM XIV Ltd.	3.51%
Flagstar Financial, Inc.	3.17%
Allegro CLO V-S Ltd.	3.15%
Dryden 45 Senior Loan Fund	3.15%
HONO 2021-LULU Mortgage Trust	3.12%
Bain Capital Credit CLO 2019-1	2.62%
Elevation CLO 2021-12 Ltd.	2.61%
Dryden 95 CLO Ltd.	2.59%
Parallel 2021-2 Ltd.	2.57%

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Leader Capital High Quality Income Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Investor Class
Trading Symbol	LCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the year ended July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Investor Class shares returned 5.63% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

●	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

●	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A
Nassau 2018-II, Ltd.
LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors
Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	5.63%	7.64%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Net Assets	$ 1,227,615,040
Holdings Count | shares	234
Advisory Fees Paid, Amount	$ 6,902,057
Investment Company, Portfolio Turnover	132.76%
Additional Fund Statistics [Text Block]

What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

What did the Fund invest in?

Holdings [Text Block]
Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Leader Capital High Quality Income Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Institutional Class
Trading Symbol	LCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the year ended July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Institutional Class shares returned 6.03% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

●	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

●	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors

PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A

 Nassau 2018-II, Ltd.

 LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors

Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2025
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	6.03%	8.07%	4.66%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Net Assets	$ 1,227,615,040
Holdings Count | shares	234
Advisory Fees Paid, Amount	$ 6,902,057
Investment Company, Portfolio Turnover	132.76%
Additional Fund Statistics [Text Block]
What are some Fund statistics?
Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Leader Capital High Quality Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Class A
Trading Symbol	LCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the year ended July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Class A shares returned 5.73% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

•	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

•	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50- day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A
Nassau 2018-II, Ltd.
LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors
Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception(a)
Class A shares without sales charges	5.73%	9.20%
Class A shares with sales charges	1.50%	7.11%
Bloomberg U.S. Aggregate Bond Index	3.38%	1.66%

(a)	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Net Assets	$ 1,227,615,040
Holdings Count | shares	234
Advisory Fees Paid, Amount	$ 6,902,057
Investment Company, Portfolio Turnover	132.76%
Additional Fund Statistics [Text Block]
What are some Fund statistics?
Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.